Note 12 - Long-term Debt	12 Months Ended
Dec. 31, 2019
Notes to Financial Statements
Long-term Debt [Text Block]
12.	Long-term debt

	December 31,	December 31,
	2019	2018

Revolving Credit Facility	$371,929	$430,167
Senior Notes	234,901	239,577
Capital leases maturing at various dates through 2022	854	1,470
Other long-term debt maturing at various dates up to 2022	3,720	910
	611,404	672,123
Less: current portion	4,223	1,834

Long-term debt - non-current	$607,181	$670,289

On
April 4, 2019,
the Company amended the existing credit agreement with a syndicate of banks to provide a multi-currency senior unsecured revolving credit facility (the “Revolving Credit Facility”) of
$1,000,000.
The Revolving Credit Facility has a
5
-year term ending
April 30, 2024
and bears interest at an applicable margin of
1.25%
to
2.50%
over floating reference rates, depending on financial leverage ratios. The weighted average interest rate for
2019
was
3.4%
(
2018
–
3.0%
). The Revolving Credit Facility had
$622,455
of available un-drawn credit as at
December 31, 2019.
As of
December 31, 2019,
letters of credit in the amount of
$9,836
were outstanding (
$7,624
as at
December 31, 2018).
The Revolving Credit Facility requires a commitment fee of
0.25%
to
0.5%
of the unused portion, depending on certain leverage ratios. At any time during the term, the Company has the right to increase the Revolving Credit Facility by up to
$250,000
on the same terms and conditions.

On
May 17, 2018,
the Company entered into a note purchase agreement with a group of institutional investors to issue
€210,000
of senior unsecured notes with a fixed interest rate of
2.23%
(the “Senior Notes”). The proceeds from the Senior Notes were received on
May 30, 2018
and were used to repay indebtedness under the Facility. The Senior Notes have a
10
-year term ending
May 30, 2028.

The Revolving Credit Facility and the Senior Notes rank equally in terms of seniority and have similar financial covenants. The Company is required to maintain financial covenants including leverage and interest coverage. The Company was in compliance with these covenants as of
December 31, 2019.
The Company is limited from undertaking certain mergers, acquisitions and dispositions without prior approval.

The effective interest rate on the Company’s long-term debt for the year ended
December 31, 2019
was
3.8%
(
2018
–
3.3%
). The estimated aggregate amount of principal repayments on long-term debt required in each of the next five
years ending
December 31
and thereafter to meet the retirement provisions are as follows
:

2020	$4,223
2021	227
2022	125
2023	-
2024 and thereafter	606,830